Law Offices

Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7018
(215) 564-8000

Direct Dial - (215) 564-8521

February 25, 2016

VIA EDGAR SUBMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Franklin Templeton ETF Trust (the “Trust”) File Nos. 333-208873 and 811-23124 Registration Statement on Form N-1A

Dear Sir/Madam:

On behalf of the Trust, submitted herewith via the EDGAR system, is Pre-Effective Amendment No. 1 filed under the Securities Act of 1933, as amended, and Amendment No.1 filed under the Investment Company Act of 1940, as amended (the “1940 Act”), to the Trust’s Registration Statement on Form N-1A (the “Pre-Effective Amendment”).

The Pre-Effective Amendment is being filed for the purpose of registering the shares of three new series of the Trust, to be designated as the Franklin Liberty U.S. Low Volatility ETF, Franklin Liberty Investment Grade Corporate ETF and Franklin Liberty International Opportunities ETF (each a “Fund” and, collectively, the “Funds”).  Initially, each Fund intends to offer one class of shares, which will be listed on a national securities exchange, as defined in Section 2(a)(26) of the 1940 Act.  Each Fund will be diversified for purposes of the 1940 Act. The Funds will rely on exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”) allowing the Funds to operate as actively managed exchange-traded funds.1

The Prospectus and Statement of Additional Information relating to the Franklin LibertyQ International Equity Hedged ETF, Franklin LibertyQ Emerging Markets ETF, Franklin LibertyQ Global Dividend ETF and Franklin LibertyQ Global Equity ETF series of the Trust are incorporated into this filing by reference to the electronic filing of the initial Registration Statement of the Trust, which was filed with the SEC via the EDGAR system on January 5, 2016 (Accession No. 0001582816-16-000452).

1           See Release Nos. IC-30312 (notice of exemptive application) and IC-30350 (order).

Please direct questions and comments relating to this filing to me at the above number, or in my absence, to Joel Corriero at (215) 564-8528.

Sincerely,

/s/ J. Stephen Feinour, Jr.
J. Stephen Feinour, Jr., Esquire